UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Flood Gamble Associates Inc.
Address:     610 Fifth Ave
             Ste 511
             New York NY 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kristin Gamble
Title:       President
Phone:       212-333-2020

Signature, Place, and Date of Signing:

Kristin Gamble                          New York NY                    4/15/13
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               44

Form 13F Information Table Value Total:         $179,199

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT & T, INC                      COMMON   00206R102      241          6569 SH       SOLE     2                                  6569
ACTUANT CORP.                    COMMON   00508X203     5443        177752 SH       SOLE     2                                177752
AMER SUPERCONDUCTOR              COMMON   030111108      134         50000 SH       SOLE     2                                 50000
AMGEN INC                        COMMON   031162100     7949         77548 SH       SOLE     2                                 77548
AUTOZONE, INC.                   COMMON   053332102     5614         14149 SH       SOLE     2                                 14149
BED BATH & BEYOND                COMMON   075896100     5756         89350 SH       SOLE     2                                 89350
BRISTOL MYERS SQUIBB             COMMON   110122108      416         10100 SH       SOLE     2                                 10100
CORPORATE EXECUTIVE BD           COMMON   21988R102     4646         79882 SH       SOLE     2                                 79882
COSTAR GROUP INC                 COMMON   22160N109     6979         63755 SH       SOLE     2                                 63755
ECOLAB INC.                      COMMON   278865100     9669        120590 SH       SOLE     2                                120590
EQT CORP                         COMMON   294549100      616          9094 SH       SOLE     2                                  9094
EXPEDITORS INTL WASH             COMMON   302130109     4695        131405 SH       SOLE     2                                131405
EXXON MOBIL CORP                 COMMON   30231G102      437          4849 SH       SOLE     2                                  4849
FASTENAL CO.                     COMMON   311900104    10347        201585 SH       SOLE     2                                201585
FEDERAL RLTY INVT TR             COMMON   313747206     1903         17610 SH       SOLE     2                                 17610
GENERAL  ELECTRIC                COMMON   369604103     6167        266760 SH       SOLE     2                                266760
GILEAD SCIENCES, INC             COMMON   375558103     3355         68546 SH       SOLE     2                                 68546
GOOGLE INC                       COMMON   38259P508     5318          6696 SH       SOLE     2                                  6696
HERITAGE-CRYSTAL CLEAN           COMMON   42726M106     1894        125400 SH       SOLE     2                                125400
HOME DEPOT INC                   COMMON   437076102     3475         49797 SH       SOLE     2                                 49797
IPG PHOTONICS CORP               COMMON   44980X109     4944         74445 SH       SOLE     2                                 74445
IHS INC CL A                     COMMON   451734107     5994         57235 SH       SOLE     2                                 57235
IBM CORP                         COMMON   459200101      595          2791 SH       SOLE     2                                  2791
ISHARES EMERGING MRKTS           COMMON   464287234     6032        141027 SH       SOLE     2                                141027
ISHARES GLOBAL TECH              COMMON   464287291     4889         70070 SH       SOLE     2                                 70070
LIBERTY GLOBAL CL A              COMMON   530555101     5394         73510 SH       SOLE     2                                 73510
LIBERTY GLOBAL SER C             COMMON   530555309     2277         33175 SH       SOLE     2                                 33175
LINCOLN ELECTRIC HLDG            COMMON   533900106     6503        120035 SH       SOLE     2                                120035
MSCI INC                         COMMON   55354G100     3722        109690 SH       SOLE     2                                109690
MEDTRONIC INC                    COMMON   585055106     5237        111529 SH       SOLE     2                                111529
MOLEX                            COMMON   608554101      360         12308 SH       SOLE     2                                 12308
MOLEX CL A                       COMMON   608554200     6945        287944 SH       SOLE     2                                287944
PAYCHEX                          COMMON   704326107     4376        124819 SH       SOLE     2                                124819
PFIZER, INC                      COMMON   71708110       208          7211 SH       SOLE     2                                  7211
POLYPORE INTL INC                COMMON   73179V103     6603        164323 SH       SOLE     2                                164323
PRAXAIR INC                      COMMON   74005P104     6141         55060 SH       SOLE     2                                 55060
PROTO LABS INC                   COMMON   743713109     4064         82775 SH       SOLE     2                                 82775
RITCHIE BROS AUCTIONS            COMMON   767744105     4634        213557 SH       SOLE     2                                213557
SCHLUMBERGER LTD                 COMMON   806857108      204          2728 SH       SOLE     2                                  2728
SCIENTIFIC LEARNING              COMMON   808760102       14         17000 SH       SOLE     2                                 17000
VERIZON COMMUNICATIONS           COMMON   92343V104      304          6186 SH       SOLE     2                                  6186
WESCO INTL INC                   COMMON   95082P105     6044         83240 SH       SOLE     2                                 83240
XINHAU 25                        COMMON   FXI           6055        163960 SH       SOLE     2                                163960
SODASTREAM INTL LTD              COMMON   M9068E105     2606         52500 SH       SOLE     2                                 52500